Issued Capital - Summary of Issued Capital (Parenthetical) (Detail) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Par value	$ 0.1	$ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value	$ 0.1	$ 0.1